Interim Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 53,799	$ 119,357	$ 63,990
VAT recoverable	55,334	54,947	44,260
Prepaid expenses and other assets	29,240	34,494	55,317
Inventory	13,603	13,412
Right-of-use assets			38,660
Loan to related party			43,528
Total Current Assets	151,976	222,210	245,755
Non-Current Assets:
Equipment	1,987	2,131	20,126
Total Assets	153,963	224,341	265,881
Current Liabilities
Accounts payable and accrued liabilities	176,268	134,187	88,771
Deferred revenue			2,443
Lease liabilities			39,385
Loan payable	505,537	189,717	362,805
Loan from related parties	77,237	464,653	386,384
Total Liabilities	759,042	788,557	879,788
Stockholders’ Equity:
Share capital	1,978	1,978	1,084
Additional paid in capital	1,653,822	1,653,822	760,916
Accumulated deficit	(2,223,601)	(2,183,207)	(1,344,101)
Accumulated other comprehensive loss	(37,278)	(36,809)	(31,806)
Total Stockholders’ Equity	(605,079)	(564,216)	(613,907)
Total Liabilities and Stockholders’ Equity	$ 153,963	$ 224,341	$ 265,881